Note 14 - Related Party Transactions (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Director [Member] | Vegetables Supply [Member]
Related Party Transaction, Amounts of Transaction	$ 2.8	$ 3.0	$ 3.1
Director [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member]
Concentration Risk, Percentage	2.00%
Related Party Foudation [Member] | Charitable Contributions [Member]
Related Party Transaction, Amounts of Transaction	$ 0.5	1.0	$ 0.5
Beneficiaries of Former Employees That Have Family Relationships to Two of Current Directors [Member] | Retirement Arrangements [Member]
Liability, Defined Benefit Plan	$ 1.0	$ 1.0